Supplementary Information To The Consolidated Statement Of Loss	9 Months Ended
Dec. 31, 2023
Supplementary Information To The Consolidated Statement Of Loss
Supplementary Information To The Consolidated Statement Of Loss

13. SUPPLEMENTARY INFORMATION TO THE CONSOLIDATED STATEMENTS OF LOSS

(a)	Salaries, fees and benefits

Salaries, fees and benefits included in exploration and evaluation expenses and administration expenses are as follows:

	Nine months ended December 31,
	2023	2022
Salaries, fees and benefits	($)	($)
Exploration and evaluation expenses	3,834,000	4,494,000
Administration expenses	241,000	172,000
	4,075,000	4,666,000

(1)	rounded to the nearest thousand dollar
(2)	includes salaries and benefits included in office and administration expenses (Note 12(b)) and other salaries and benefits expenses classified as administration expenses

(b)	Office and administration expenses

Office and administration expenses include the following:

	Nine months ended December 31,
	2023	2022
	($)	($)
Salaries and Benefits	235,000	171,000
Data processing and retention	17,000	11,000
Insurance	22,000	22,000
Other office expenses	22,000	15,000
	296,000	219,000

(1)   rounded to the nearest thousand dollar